Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents

6. Cash and cash equivalents

As of December 31, 2025 and 2024 this caption is comprised as follow:

	2025		2024
Cash in banks	US$	122,893	US$	281,358
Cash on hand		705		657
Short-term investments (Highly liquid investments/ cash equivalent)		622,360		617,432
Funds held in trust related to debt service reserves		7,926		8,534
Total cash and cash equivalents	US$	753,884	US$	907,981

As of December 31, 2025 and 2024, the Company recorded a portion of advance ticket sales by an amount of US$7,926 and US$8,534, respectively, as a fund (Note 1d). The funds held in Trusts are used to constitute the debt service reserves.